Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6		6
Quoted market price (gbp per share) | £ / shares			£ 3.93	£ 4.66
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	533,895,000	545,044,000	533,895,000	545,044,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.15	$ 4.04
Number of options exercisable (in shares)	2,931,000	905,000	2,931,000	905,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 3.38	$ 3.31
Dilutive effect (in shares)	140,971,000	166,581,000